Statutory reserves and restricted net assets (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Statutory reserves and restricted net assets
Minimum percentage of after tax profit to be allocated to statutory reserve	10.00%
Required statutory reserve registered capital ratio to deforce compulsory net profit allocation to statutory reserve	50.00%
Amounts restricted that include paid in capital, additional paid-in capital and statutory reserve funds, as determined pursuant to PRC GAAP	¥ 4,531,337,021	$ 711,065,659	¥ 3,565,880,640